Segments (Details) - Schedule of operations under a single segment of products and technology - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Segments (Details) - Schedule of operations under a single segment of products and technology [Line Items]
Revenues from external customers		$ 79,743	$ 32,520
Total revenues		79,743	32,520
Segment results (operating loss)		(79,507)	(12,841)
Finance expenses, net		(1,232)	(312)
Loss before taxes on income		(80,739)	(13,153)
Professional services [Member]
Segments (Details) - Schedule of operations under a single segment of products and technology [Line Items]
Revenues from external customers		78,004	31,585
Total revenues		78,004	31,585
Segment results (operating loss)		(20,659)	(1,534)
Products and technology [Member]
Segments (Details) - Schedule of operations under a single segment of products and technology [Line Items]
Revenues from external customers		1,739	935
Total revenues		1,739	935
Segment results (operating loss)		(43,019)	$ (11,307)
Unallocated [Member]
Segments (Details) - Schedule of operations under a single segment of products and technology [Line Items]
Revenues from external customers	[1]
Total revenues	[1]
Segment results (operating loss)	[1]	$ (15,829)

[1]	Expenses related to a merger transaction in 2022, see Note 5d below.